Segment Information - Summary of Geographical Areas (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Net operating revenues from external customers	₩ 15,012,645	₩ 14,483,603	₩ 12,492,642
Major non-current assets	11,340,206	11,021,199
Domestic
Disclosure of geographical areas [line items]
Net operating revenues from external customers	13,778,598	13,525,769	11,891,540
Major non-current assets	9,699,637	9,853,970
United States
Disclosure of geographical areas [line items]
Net operating revenues from external customers	112,743	112,388	114,044
Major non-current assets	53,214	45,530
New Zealand
Disclosure of geographical areas [line items]
Net operating revenues from external customers	12,378	12,857	3,554
Major non-current assets	1,382	1,932
China
Disclosure of geographical areas [line items]
Net operating revenues from external customers	172,547	127,939	84,821
Major non-current assets	19,715	21,416
Cambodia
Disclosure of geographical areas [line items]
Net operating revenues from external customers	546,258	410,482	250,426
Major non-current assets	46,060	35,668
United Kingdom
Disclosure of geographical areas [line items]
Net operating revenues from external customers	31,685	29,764	28,681
Major non-current assets	5,808	86,361
Others
Disclosure of geographical areas [line items]
Net operating revenues from external customers	123,558	97,721	75,184
Major non-current assets	536,794	20,446
Consolidation adjustments
Disclosure of geographical areas [line items]
Net operating revenues from external customers	0	0	0
Major non-current assets	555,572	518,788
Indonesia
Disclosure of geographical areas [line items]
Net operating revenues from external customers	234,878	166,683	₩ 44,392
Major non-current assets	₩ 422,024	₩ 437,088